Segment Information - Schedule of Reconciliation of Reportable Segment Operating Loss (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Reconciliation of Reportable Segment Operating Loss [Abstract]
Total operating loss for reportable segments	$ (3,091,688)	$ (5,573,620)
Other corporate expenses (Note 4)	2,547,584
Consolidated operating loss	$ (5,639,272)	$ (5,573,620)